                            SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT A
                                DATED MAY 1, 2004

                    NOTICE OF CLOSING OF CERTAIN SUB-ACCOUNTS

Effective November 29, 2004, additional premium may not be allocated to, and transfers may not be made into, sub-accounts which are invested in the following portfolios:


         -----------------------------------------------------------
         Select Growth Trust            Small-Mid Cap Growth Trust
         -----------------------------------------------------------
         Core Value Trust               Global Equity Select Trust
         -----------------------------------------------------------
         Small-Mid Cap Trust
         -----------------------------------------------------------

If your current investment instructions include an allocation to any of the above sub-accounts, you will need to change your instructions. New instructions that do not include an allocation to any of the above sub-accounts should be provided to The Manufacturers Life Insurance Company (U.S.A.) (the "Company"). Until the Company receives such new instructions, any premiums received after November 26, 2004 which were to be allocated to one or more of the "closed" sub-accounts will instead be allocated to the Money Market sub-account.

                        NOTICE OF PORTFOLIO SUBSTITUTIONS

The Company has filed an application with the Securities and Exchange Commission ("SEC") to permit substitutions of the Company's separate account investments in each of the portfolios listed above with investments in new portfolios as follows:

-------------------------------------------------------------------------------
REPLACED PORTFOLIO*                        SUBSTITUTED PORTFOLIO
-------------------------------------------------------------------------------
Select Growth Trust                        500 Index Trust
-------------------------------------------------------------------------------
Core Value Trust                           500 Index Trust
-------------------------------------------------------------------------------
Small-Mid Cap Trust                        Mid Cap Index Trust
-------------------------------------------------------------------------------
Small-Mid Cap Growth Trust                 Mid Cap Index Trust
-------------------------------------------------------------------------------
High Grade Bond Trust                      Investment Quality Bond Trust
-------------------------------------------------------------------------------
International Equity Select Trust          International Equity Index Trust(A)
-------------------------------------------------------------------------------
Global Equity Select Trust                 International Equity Index Trust(A)
-------------------------------------------------------------------------------

(A) This portfolio is being newly created in connection with the proposed combination of the portfolios of John Hancock Variable Series Trust I ("JH VST") with portfolios of the Trust. It will have the same investment objective, policies and risks as the JH VST portfolio of the same name and is expected to succeed to all the assets and liabilities of that portfolio in connection with the combination. The combination of portfolios and the substitution are expected to occur at the same time on April 29, 2005.

IMPORTANT INFORMATION CONCERNING THE PROPOSED SUBSTITUTIONS

     o Prior to the effective date of the proposed substitutions and for 30 days thereafter you may transfer amounts invested in the sub-accounts which invest in the Replaced Portfolios to any other sub-account free of charge;

     o Prior to the effective date of the proposed substitutions and for 30 days thereafter any transfer from the sub-account which invests in a Replaced Portfolio to any other sub-account will not count as a transfer when imposing any applicable restrictions or limit on transfers;

     o You will not incur any fees or charges or any tax liability because of the substitutions, and your contract value immediately after the substitutions will equal your contract value immediately before the substitutions.

     o The total expenses of each Substituted Portfolio as shown below are less than the total expenses of the respective Replaced Portfolio. Actual total expenses of the Substituted Portfolios may be higher or lower in the future.

     o Upon a substitution you will receive another notice which will detail the effective date of the substitution and reiterate your rights related to the substitution. You will also receive a prospectus for the Substituted Portfolio.

     o The Company cannot effect the substitutions until it has received the order which it has requested from the SEC. If the order is issued, the Company intends to effect the substitutions as of the close of trading of the New York Stock Exchange on April 29, 2005.

SUBSTITUTED PORTFOLIO FEES AND CHARGES

The following information shows the annual investment advisory fees and other expenses of the Substituted Portfolios. The figures are a percentage of the average net assets of the portfolios as of December 31, 2003. These fees and expenses do not reflect Separate Account expenses and other deductions from policy value described in the prospectus.

Management of the Trust intends to submit to the Board of Trustees of the Trust for consideration at their December 13, 2004 meeting a proposal to increase the management fee for each of the 500 Index Trust, Mid Cap Index Trust and Investment Quality Bond Trust by 0.10% and to decrease the Rule 12b-1 fee being paid by each class of shares of each of those portfolios by 0.10% effective at the

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same time as the increase in management fees. This proposal would not result in any increase in Total Trust Annual Expenses for Series I shares of any of these portfolios. If approved by the Trustees, the proposal will be submitted to the shareholders of the affected portfolios at a meeting to be held on February 15, 2005.

--------------------------------------------------------------------------------------------------------------
SUBSTITUTED PORTFOLIO                                    MANAGEMENT   RULE 12b-1   OTHER       TOTAL TRUST
                                                         FEE          FEES         EXPENSES    ANNUAL EXPENSES
--------------------------------------------------------------------------------------------------------------
500 Index Trust (Series I Shares)                        0.38%        0.15%        0.04%       0.57%
--------------------------------------------------------------------------------------------------------------
Mid Cap Index Trust (Series I Shares)                    0.38%        0.15%        0.05%       0.58%
--------------------------------------------------------------------------------------------------------------
Investment Quality Bond Trust (Series I Shares)          0.50%        0.15%        0.10%       0.75%
--------------------------------------------------------------------------------------------------------------
International Equity Index Trust(A)* (Series I Shares)   0.55%        0.05%        0.06%**     0.66%
--------------------------------------------------------------------------------------------------------------
*Amounts shown are estimates.


SUBSTITUTED PORTFOLIO INVESTMENT ADVISER AND INVESTMENT OBJECTIVE

The following information lists the investment adviser and subadviser and information regarding the investment objective of the Substituted Portfolio. More detailed information about these portfolios can be found in their current prospectus.

--------------------------------------------------------------------------------------------------------------------------------
SUBSTITUTED PORTFOLIO              INVESTMENT ADVISER/SUBADVISER                        INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------------------------------------------------------
500 Index Trust                    Adviser: Manufacturers Securities Services LLC       To seek to approximate the aggregate
                                   Subadviser: MFC Global Investment Management         total return of a broad U.S. domestic
                                   (U.S.A.) Limited                                     equity market index
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Index Trust                Adviser: Manufacturers Securities Services LLC       To seek to approximate the aggregate
                                   Subadviser: MFC Global Investment Management         total return of a mid cap U.S.
                                   (U.S.A.) Limited                                     domestic equity market index
--------------------------------------------------------------------------------------------------------------------------------
Investment Quality Bond Trust      Adviser: Manufacturers Securities Services LLC       To provide a high level of current
                                   Subadviser: Wellington Management Company LLP        income consistent with the maintenance
                                                                                        of principal and liquidity
--------------------------------------------------------------------------------------------------------------------------------
International Equity Index Fund    Adviser: Manufacturers Securities Services LLC       Seeks to track the performance of a
                                   Subadviser: SSgA Funds Management, Inc.              broad-based equity index of foreign
                                                                                        companies.
--------------------------------------------------------------------------------------------------------------------------------

RIGHT TO EXAMINE THE POLICY
(Applicable to Residents of California Only)

Residents in California age 60 and greater may return the Policy for a refund at any time within 30 days after receiving it. The Policy can be mailed or delivered to the Company's agent who sold it or to the Service Office. If you cancel the Policy during this 30 day period and your premiums were allocated to a Fixed Account or the Money-Market investment option, we will refund you the amount of all premiums paid. If your premiums were allocated to one or more of the Separate Account investment options (other than the Money Market portfolio), we will refund you:

     (a) the difference between payments made and amounts allocated to the Separate Account and the Fixed Account; plus

     (b) the value of the amount allocated to the Separate Account and the Fixed Account as of the date the returned Policy is received by the Company; minus

     (c)  any partial withdrawals made and policy loans taken.

Your premiums will be placed in either (a) the Fixed Account, (b) the Money Market investment option or (c) in one or more of the Separate Account investment options, based upon your instructions. If no instructions are given, your Premiums will be placed in the Fixed Account or the Money Market investment option.

                        SUPPLEMENT DATED OCTOBER 22, 2004



EPVUL Supp 10/22/2004